SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Assets, fair value	$ 60,251	$ 90,058
Corporate Debt Securities [Member]
Assets, fair value	60,251	70,113
Money Market Funds [Member]
Assets, fair value		19,945
Fair Value, Inputs, Level 1 [Member]
Assets, fair value	0	19,945
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Assets, fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets, fair value		19,945
Fair Value, Inputs, Level 2 [Member]
Assets, fair value	60,251	70,113
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Assets, fair value	60,251	70,113
Fair Value, Inputs, Level 3 [Member]
Assets, fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Assets, fair value	$ 0	0
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Assets, fair value		$ 0